Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Inventories, net

15. Inventories, net

	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Finished goods	1,096	778
Disposal	—	(778)
Less: provision	(1,096)	—

Inventories, net	—	—

During 2022, RMB7,840 was recognised as an expense for inventories carried at net realisable value. This is recognised in other losses in the statement of profit or loss. During 2023, RMB778 has been disposed.